Schedule of Investments (unaudited)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB, Series H, 5.00%, 09/01/28 (Call 09/01/27)	$65	$83,659
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/28	100	133,895
City of Huntsville AL GOL, Series B, 5.00%, 05/01/28 (Call 11/01/27)	75	96,970
State of Alabama GO
Series A, 4.00%, 11/01/28 (Call 02/01/26)	20	23,441
Series A, 5.00%, 11/01/29 (Call 11/01/28)	55	72,861
Series A, 5.00%, 11/01/32 (Call 11/01/28)	70	91,873
University of Alabama (The) RB, Series C, 5.00%, 07/01/28	225	296,773
		799,472
Arizona — 1.6%
City of Mesa AZ Utility System Revenue RB, 5.00%, 07/01/29 (Call 07/01/28)	50	65,588
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/28 (Call 07/01/26)	100	124,164
Series A, 5.00%, 07/01/29 (Call 07/01/28)	110	144,293
Series D, 5.00%, 07/01/28 (Call 07/01/27)	15	18,958
Maricopa County Union High School District No. 210-Phoenix GO,
5.00%, 07/01/28 (Call 07/01/27)	25	31,956
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/29 (Call 01/01/28)	100	130,341
5.00%, 01/01/31 (Call 01/01/28)	55	70,928
Series A, 5.00%, 01/01/28 (Call 01/01/27)	200	254,062
State of Arizona Lottery Revenue RB, 5.00%, 07/01/28	100	131,306
		971,596
California — 12.8%
Beverly Hills Unified School District CA GO, 0.00%, 08/01/28(a)	35	32,786
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/28 (Call 04/01/26)	75	92,856
5.00%, 10/01/28 (Call 04/01/27)	70	89,485
5.00%, 10/01/28 (Call 04/01/28)	45	59,305
5.00%, 10/01/32 (Call 04/01/28)	135	175,697
California State Public Works Board RB
4.00%, 10/01/28 (Call 10/01/26)	50	59,667
5.00%, 09/01/28 (Call 09/01/27)	25	32,233
Series B, 5.00%, 05/01/28	100	131,585
Series C, 5.00%, 11/01/28	90	119,942
Series C, 5.00%, 11/01/28 (Call 11/01/26)	25	31,441
Series C, 5.00%, 11/01/31 (Call 11/01/28)	75	99,045
Series G, 5.00%, 10/01/28 (Call 10/01/27)	50	64,613
California State University RB
Series A, 5.00%, 11/01/28 (Call 05/01/26)	160	198,139
Series A, 5.00%, 11/01/30 (Call 11/01/28).	35	46,574
City of Los Angeles CA GO, Series B, 5.00%, 09/01/28	35	46,880
City of Los Angeles CA Wastewater System Revenue RB,
Series A, 5.00%, 06/01/31 (Call 06/01/28)	100	130,855
City of Los Angeles Department of Airports RB, Series E, 5.00%, 05/15/28	25	33,034
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/29 (Call 08/01/28)	50	65,591
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/28 (Call 11/01/26)	125	157,611
Coast Community College District GO
Series B, 0.00%, 08/01/28(a)	230	214,486
Series D, 5.00%, 08/01/28 (Call 08/01/27)	75	97,196
Security	Par (000)	Value

California (continued)
Fairfield-Suisun Unified School District GO, 4.00%, 08/01/31 (Call 08/01/28)	$100	$124,236
Long Beach Unified School District GO, 5.00%, 08/01/28 (Call 08/01/26)	45	56,569
Los Angeles Community College District/CA GO, Series J, 5.00%, 08/01/28 (Call 08/01/27)	40	51,778
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/28 (Call 06/01/26)	40	49,733
Series A, 5.00%, 07/01/28 (Call 07/01/27)	100	128,842
Series B, 5.00%, 07/01/32 (Call 07/01/28)	200	261,648
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/32 (Call 01/01/28)	35	44,916
Series D, 5.00%, 07/01/30 (Call 07/01/28)	100	131,426
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/28 (Call 01/01/26)	35	42,861
Series A, 5.00%, 07/01/31 (Call 01/01/28)	60	77,554
Series B, 5.00%, 07/01/31 (Call 07/01/28)	80	105,057
Series B, 5.00%, 07/01/32 (Call 07/01/28)	175	228,795
Los Angeles Unified School District/CA GO
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	165	214,805
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	45	57,893
Series M1, 5.00%, 07/01/28 (Call 01/01/28)	100	130,185
Series M-1, 5.00%, 07/01/31 (Call 01/01/28)	150	192,250
Metropolitan Water District of Southern California RB 5.00%, 01/01/31 (Call 07/01/28)	70	92,531
Series B, 5.00%, 09/01/28	30	40,077
Napa Valley Community College District GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	100	92,286
North Orange County Community College District/CA GO, Series B, 0.00%, 08/01/28 (NPFGC)(a)	295	273,261
Poway Unified School District GO, Series A, 0.00%, 08/01/28(a)	50	46,350
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	70	83,673
San Francisco Bay Area Rapid Transit District GO, Series A, 5.00%, 08/01/28 (Call 08/01/27)	50	64,798
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 4.00%, 07/01/28 (Call 07/01/26)	50	59,174
San Jose Evergreen Community College District GO, Series B, 0.00%, 09/01/28 (AGM)(a)	50	46,422
San Jose Unified School District GO, Series C, 0.00%, 08/01/28 (NPFGC)(a)	110	102,275
San Marcos Unified School District GO, 0.00%, 08/01/28(a)	80	73,554
San Mateo County Community College District GO, Series B, 5.00%, 09/01/28	70	93,883
State of California Department of Water Resources RB 5.00%, 12/01/28	150	202,492
5.00%, 12/01/29 (Call 12/01/28)	125	167,604
5.00%, 12/01/31 (Call 12/01/28)	70	93,270
State of California GO
5.00%, 04/01/28	125	164,534
5.00%, 08/01/28	100	132,781
5.00%, 08/01/28 (Call 08/01/27)	135	174,051
5.00%, 09/01/28 (Call 09/01/26)	385	482,555
5.00%, 10/01/28	250	333,365
5.00%, 08/01/29 (Call 08/01/28)	230	303,883
Series C, 5.00%, 08/01/28 (Call 08/01/26)	250	312,565
University of California RB, Series AZ, 5.00%, 05/15/31 (Call 05/15/28)	70	91,313

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
William S Hart Union High School District GO, Series B, 0.00%, 09/01/28(a)	$210	$193,215
		7,597,481
Colorado — 0.8%
Board of Governors of Colorado State University System RB
Series C, 5.00%, 03/01/28	60	77,831
Series C, 5.00%, 03/01/29 (Call 03/01/28)	50	64,494
City & County of Denver Co. Airport System Revenue RB, Series B, 5.00%, 12/01/32 (Call 12/01/28)	100	128,029
Denver City & County School District No. 1 GO, 5.00%, 12/01/28 (Call 12/01/26) (SAW)	90	113,167
University of Colorado RB, Series A-2, 5.00%, 06/01/31 (Call 06/01/28)	80	103,360
		486,881
Connecticut — 1.9%
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series A, 5.00%, 05/01/28 (Call 05/01/27)	100	127,654
State of Connecticut GO
Series C, 5.00%, 06/15/28	40	52,262
Series E, 5.00%, 09/15/28	75	98,587
Series E, 5.00%, 09/15/30 (Call 09/15/28)	100	129,838
Series E, 5.00%, 09/15/31 (Call 09/15/28)	195	251,969
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 01/01/28	125	161,467
Series A, 5.00%, 09/01/28 (Call 09/01/26)	125	155,269
Series A, 5.00%, 01/01/29 (Call 01/01/28)	90	115,406
Series B, 5.00%, 09/01/28 (Call 09/01/26)	50	62,108
		1,154,560
Delaware — 0.5%
State of Delaware GO
Series A, 2.13%, 03/01/28 (Call 03/01/26)	15	15,955
Series A, 5.00%, 01/01/29 (Call 01/01/28)	125	162,828
Series A, 5.00%, 02/01/32 (Call 02/01/28)	100	128,751
		307,534
District of Columbia — 2.0%
District of Columbia GO
Series A, 5.00%, 06/01/28	50	66,188
Series A, 5.00%, 10/15/28	65	86,875
Series D, 5.00%, 06/01/28 (Call 12/01/26)	85	107,382
Series D, 5.00%, 06/01/28 (Call 06/01/27)	110	140,832
District of Columbia RB
5.00%, 12/01/28	150	198,564
Series C, 5.00%, 10/01/28	180	240,342
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/28	140	187,305
Series B, 5.00%, 10/01/28 (Call 04/01/27)	25	31,819
Series B, 5.00%, 10/01/30 (Call 04/01/28)	50	65,052
Series B, 5.00%, 10/01/32 (Call 04/01/28)	60	77,408
		1,201,767
Florida — 4.7%
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/28 (Call 10/01/26)	10	12,284
County of Miami-Dade FL GO, Series D, 5.00%, 07/01/28 (Call 07/01/26)	100	124,831
County of Miami-Dade FL Water & Sewer System Revenue RB 5.00%, 10/01/30 (Call 10/01/28)	95	123,567
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	193,045
Florida Department of Environmental Protection RB, Series A, 5.00%, 07/01/28	165	217,074
Security	Par (000)	Value

Florida (continued)
Hillsborough County School Board COP, Series A, 5.00%, 07/01/28 (Call 07/01/26)	$250	$308,450
Orange County School Board COP, Series C, 5.00%, 08/01/28	100	130,473
Palm Beach County School District COP, Series B, 5.00%, 08/01/28	135	178,093
School District of Broward County/FL GO, 5.00%, 07/01/30 (Call 07/01/28)	60	78,350
State of Florida Department of Transportation RB
5.00%, 07/01/31 (Call 07/01/28)	75	97,483
5.00%, 07/01/32 (Call 07/01/28)	190	246,023
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/28	75	98,988
State of Florida GO
Series A, 4.00%, 07/01/32 (Call 07/01/28)	350	430,391
Series B, 5.00%, 06/01/28 (Call 06/01/27)	125	161,116
Series C, 5.00%, 06/01/30 (Call 06/01/28)	210	275,885
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/28	95	126,359
		2,802,412
Georgia — 1.9%
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 5.00%, 11/01/28 (Call 11/01/27)	60	77,482
Series C, 5.00%, 11/01/28 (Call 11/01/27)	100	129,137
Forsyth County School District GO, 5.00%, 02/01/30 (Call 02/01/28)	250	323,960
State of Georgia GO
Series A, 5.00%, 07/01/31 (Call 07/01/28)	205	267,999
Series E, 5.00%, 12/01/28 (Call 12/01/26)	260	327,709
		1,126,287
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB,
Series A, 4.00%, 07/01/28	100	124,822
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/28	15	19,894
Series A, 5.00%, 09/01/30 (Call 09/01/28)	140	183,630
Series C, 4.00%, 08/01/28	250	312,147
Series D, 5.00%, 09/01/28 (Call 09/01/27)	30	38,567
County of Maui HI GO, 5.00%, 09/01/28	35	46,359
State of Hawaii GO
Series FT, 5.00%, 01/01/29 (Call 01/01/28)	155	200,809
Series FT, 5.00%, 01/01/31 (Call 01/01/28)	30	38,571
Series FT, 5.00%, 01/01/32 (Call 01/01/28)	105	134,475
		1,099,274
Illinois — 1.4%
Chicago O’Hare International Airport RB, Series C, 5.00%, 01/01/28 (Call 01/01/26)	75	90,817
Illinois Finance Authority RB, 5.00%, 12/01/28	75	100,022
State of Illinois GO
5.00%, 02/01/28 (Call 02/01/27)	100	119,243
Series A, 5.00%, 05/01/29 (Call 05/01/28)	150	182,568
Series A, 5.00%, 10/01/30 (Call 10/01/28)	125	151,661
Series D, 5.00%, 11/01/28 (Call 11/01/27)	150	179,025
		823,336
Indiana — 0.8%
City of Indianapolis Department of Public Utilities Water System Revenue RB, Series A, 5.00%, 10/01/28.	30	39,347
Indiana Finance Authority RB
Series C, 5.00%, 06/01/28 (Call 12/01/26)	100	124,933
Series R, 5.00%, 02/01/28	75	98,279

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank RB, Series E, 5.00%, 01/01/28 PR	$175	$215,282
		477,841
Iowa — 0.3%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/31 (Call 08/01/28)	120	156,921
State of Iowa RB, Series A, 5.00%, 06/01/28 (Call 06/01/26)	30	37,044
		193,965
Kansas — 0.4%
Sedgwick County Unified School District No. 266 Maize GO, Series A, 4.00%, 09/01/28 (Call 09/01/27)	50	60,909
State of Kansas Department of Transportation RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	145	184,581
		245,490
Louisiana — 1.2%
State of Louisiana GO
Series B, 5.00%, 08/01/28 (Call 08/01/26)	110	136,649
Series B, 5.00%, 10/01/28 (Call 10/01/27)	150	193,272
State of Louisiana RB, Series A, 5.00%, 09/01/29 (Call 09/01/28).	310	404,798
		734,719
Maine — 0.8%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/28 (Call 09/01/26)	80	98,482
Series A, 5.00%, 11/01/28	35	46,457
Series C, 5.00%, 11/01/28 (Call 11/01/27)	75	96,853
State of Maine GO
Series B, 5.00%, 06/01/28	120	158,547
Series D, 5.00%, 06/01/28	40	52,849
		453,188
Maryland — 5.6%
City of Baltimore MD GO, Series A, 5.00%, 10/15/28.	30	39,910
County of Anne Arundel MD GOL
5.00%, 10/01/28	150	200,285
5.00%, 10/01/28 (Call 10/01/27)	140	181,234
County of Howard MD GO, Series A, 5.00%, 08/15/28	220	292,983
County of Montgomery MD GO
Series A, 5.00%, 11/01/28	265	354,822
Series A, 5.00%, 11/01/29 (Call 11/01/28).	130	172,910
County of Prince George’s MD GOL
Series A, 4.00%, 07/15/32 (Call 07/15/28)	200	246,124
Series A, 5.00%, 07/15/31 (Call 07/15/28)	150	196,553
Series B, 5.00%, 09/15/28	100	133,458
State of Maryland Department of Transportation RB
4.00%, 05/01/30 (Call 05/01/28)	45	55,080
5.00%, 09/01/28 (Call 09/01/27)	110	141,823
5.00%, 10/01/28 (Call 10/01/26)	190	237,682
State of Maryland GO
First Series, 5.00%, 03/15/28	55	72,443
Second Series, 5.00%, 08/01/29 (Call 08/01/28)	185	244,269
Second Series, 5.00%, 08/01/30 (Call 08/01/28)	65	85,567
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	163,601
Series A, 5.00%, 03/15/30 (Call 03/15/28)	125	162,836
Washington Suburban Sanitary Commission RB
5.00%, 06/01/28 (GTD),	125	165,576
5.00%, 06/01/30 (Call 06/01/28)	125	163,904
		3,311,060
Security	Par (000)	Value

Massachusetts — 2.7%
Commonwealth of Massachusetts GOL
Series B, 5.00%, 07/01/28	$195	$258,365
Series B, 5.00%, 01/01/30 (Call 01/01/28)	185	239,803
Series B, 5.25%, 08/01/28	100	134,616
Series C, 5.00%, 05/01/28	100	131,918
Massachusetts Bay Transportation Authority RB, Series A, 5.25%, 07/01/28	250	334,702
Massachusetts Department of Transportation RB, Series A, 0.00%, 01/01/28 (NPFGC)(a)	50	46,623
Massachusetts Health & Educational Facilities Authority RB, Series M, 5.25%, 07/01/28	50	67,371
Massachusetts Water Resources Authority RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	124,964
Series B, 5.25%, 08/01/28 (AGM),	60	80,822
University of Massachusetts Building Authority RB, Series 2019-1, 5.00%, 05/01/28	150	197,253
		1,616,437
Michigan — 0.9%
Great Lakes Water Authority Water Supply System Revenue RB, Series C, 5.00%, 07/01/28 (Call 07/01/26)	35	43,331
Michigan Finance Authority RB
5.00%, 10/01/28	45	60,006
5.00%, 10/01/30 (Call 10/01/28)	50	66,647
Series B, 5.00%, 10/01/28 (Call 10/01/26)	115	145,233
Michigan State Building Authority RB, Series I, 5.00%, 04/15/28	100	131,182
Michigan State University RB, Series B, 5.00%, 02/15/28	85	110,134
		556,533
Minnesota — 1.7%
Metropolitan Council GO, Series C, 4.00%, 03/01/28 (Call 03/01/27)	25	30,181
Minneapolis-St Paul Metropolitan Airports Commission RB, Series A, 5.00%, 01/01/28 (Call 01/01/27)	80	100,294
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	100	123,483
State of Minnesota GO
Series A, 5.00%, 10/01/28 (Call 10/01/27)	100	129,605
Series A, 5.00%, 08/01/29 (Call 08/01/28)	190	251,360
Series A, 5.00%, 08/01/32 (Call 08/01/28)	200	261,028
Series B, 5.00%, 10/01/28 (Call 10/01/27)	90	116,645
		1,012,596
Mississippi — 0.4%
State of Mississippi GO, Series A, 5.00%, 10/01/28 (Call 10/01/27)	185	238,228

Missouri — 0.2%
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 5.00%, 01/01/29 (Call 01/01/28)	105	136,032

Nebraska — 0.7%
Omaha Public Power District RB, Series A, 5.00%, 02/01/28 (Call 02/01/26)	125	153,050
University of Nebraska Facilities Corp. RB
5.00%, 07/15/28	55	72,288
5.00%, 07/15/30 (Call 07/15/28)	125	161,616
		386,954
Nevada — 2.6%
Clark County School District GOL, Series C, 5.00%, 06/15/28 (Call 12/15/27)	145	183,730
County of Clark NV GOL
5.00%, 12/01/30 (Call 12/01/28)	100	130,963

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
5.00%, 12/01/31 (Call 12/01/28)	$165	$214,437
County of Clark NV RB, Series B, 5.00%, 07/01/28	250	329,112
County of Washoe NV RB, 5.00%, 02/01/28	195	251,648
State of Nevada GOL
Series A, 5.00%, 04/01/28	40	52,322
Series A, 5.00%, 05/01/28	75	98,316
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/28 (Call 06/01/26)	100	123,795
5.00%, 12/01/30 (Call 06/01/28)	145	188,077
		1,572,400
New Hampshire — 0.1%
State of New Hampshire GO, Series A, 5.00%, 12/01/31 (Call 12/01/28)	50	66,084

New Jersey — 2.0%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	60	76,310
New Jersey Transportation Trust Fund Authority RB 5.00%, 06/15/30 (Call 12/15/28)	75	94,747
Series A, 5.00%, 06/15/28 (Call 06/15/26)	100	120,215
New Jersey Turnpike Authority RB
Series B, 5.00%, 01/01/32 (Call 01/01/28)	165	207,903
Series E, 5.00%, 01/01/29 (Call 01/01/28)	100	127,919
State of New Jersey GO
5.00%, 06/01/28 (Call 06/01/27)	135	169,487
Series A, 5.00%, 06/01/28	300	386,649
		1,183,230
New Mexico — 0.3%
New Mexico Finance Authority RB
5.00%, 06/15/28	100	131,495
Series D, 5.00%, 06/01/29 (Call 06/01/28)	50	65,539
		197,034
New York — 11.4%
City of New York NY GO
Series A, 5.00%, 08/01/28 (Call 08/01/27)	25	31,810
Series A, 5.00%, 08/01/29 (Call 02/01/28)	110	141,637
Series A-2, 5.00%, 08/01/29 (Call 02/01/28)	100	128,761
Series C, 5.00%, 08/01/28 (Call 02/01/27)	75	93,890
Series C, 5.00%, 08/01/29 (Call 02/01/28)	195	251,084
Series D, 5.00%, 08/01/28 (Call 02/01/26)	210	256,061
Series E, 5.00%, 08/01/28	60	78,487
Long Island Power Authority RB
5.00%, 09/01/29 (Call 09/01/28)	165	217,300
Series A, 0.00%, 12/01/28 (AGM)(a),.	170	152,915
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/28	335	420,572
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	260	322,096
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S-2A, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	100	128,658
Series S-2A, 5.00%, 07/15/32 (Call 07/15/28)	100	128,162
Series S-4A, 5.00%, 07/15/28 (SAW),	35	46,252
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW),	120	154,390
New York City Transitional Finance Authority Future Tax Secured
Revenue RB
5.00%, 11/01/28	110	146,596
Series A1, 5.00%, 08/01/32 (Call 08/01/28)	50	64,209
Series C-1, 5.00%, 11/01/28	25	33,317
Security	Par (000)	Value

New York (continued)
New York City Water & Sewer System RB
5.00%, 06/15/28	$65	$85,966
5.00%, 06/15/28 (Call 06/15/27)	100	128,530
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/28 (Call 02/15/27)	175	220,962
Series A, 5.00%, 03/15/28	50	65,344
Series A, 5.00%, 03/15/29 (Call 03/15/28)	125	162,790
Series A, 5.00%, 07/01/29 (Call 07/01/28)	170	216,512
Series A, 5.00%, 03/15/31 (Call 03/15/28)	40	51,493
Series A, 5.00%, 03/15/32 (Call 03/15/28)	110	140,853
Series A, 5.00%, 03/15/32 (Call 09/15/28)	95	122,645
Series B, 5.00%, 02/15/28 (Call 08/15/27)	300	385,200
Series B, 5.00%, 03/15/28 (Call 09/15/26)	30	37,305
Series C, 5.00%, 03/15/29 (Call 03/15/28)	175	227,906
Series C, 5.00%, 03/15/31 (Call 03/15/28)	40	51,493
Series C, 5.00%, 03/15/32 (Call 03/15/28)	60	76,829
New York State Environmental Facilities Corp. RB
5.00%, 06/15/28 (Call 06/15/27)	40	51,615
Series B, 5.00%, 06/15/32 (Call 06/15/28)	75	97,627
New York State Thruway Authority RB
Series L, 5.00%, 01/01/30 (Call 01/01/28)	230	294,016
Series L, 5.00%, 01/01/31 (Call 01/01/28)	100	127,411
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/28 (Call 03/15/26)	175	214,067
Series C-2, 5.00%, 03/15/28 (Call 09/15/27)	100	128,994
Port Authority of New York & New Jersey RB
5.00%, 11/15/28 (Call 11/15/27)	115	148,395
5.00%, 07/15/30 (Call 07/15/28)	100	129,878
5.00%, 09/01/32 (Call 09/01/28)	115	148,549
Triborough Bridge & Tunnel Authority RB
Series B, 0.00%, 11/15/28(a)	155	141,948
Series B, 5.00%, 11/15/28	240	318,643
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	150	186,537
		6,757,705
North Carolina — 2.3%
City of Charlotte NC GO, Series A, 5.00%, 06/01/28	115	152,330
County of Guilford NC GO, Series B, 5.00%, 05/01/28 (Call 05/01/27)	100	128,008
County of Wake NC GO
Series A, 5.00%, 04/01/28	15	19,818
Series A, 5.00%, 03/01/31 (Call 03/01/28)	100	129,557
County of Wake NC RB, Series A, 5.00%, 12/01/28 (Call 12/01/26)	65	81,714
North Carolina State University at Raleigh RB, 5.00%, 10/01/28	65	86,675
State of North Carolina GO
Series A, 5.00%, 06/01/28	120	158,953
Series A, 5.00%, 06/01/29 (Call 06/01/28)	150	197,372
State of North Carolina RB
5.00%, 03/01/28	175	227,994
Series B, 5.00%, 05/01/28 (Call 05/01/27)	150	191,481
		1,373,902
Ohio — 3.1%
City of Columbus OH GO, Series A, 5.00%, 04/01/31 (Call 10/01/28)	400	528,216
Ohio Turnpike & Infrastructure Commission RB, Series A, 5.00%, 02/15/28 (Call 02/15/27)	55	69,557
Ohio Water Development Authority RB
5.00%, 06/01/28 (Call 03/01/28)	70	91,790

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
5.00%, 12/01/28 (Call 12/01/26)	$50	$63,034
Series A, 5.00%, 06/01/28	120	159,156
State of Ohio GO
Series B, 5.00%, 09/01/28	125	166,331
Series B, 5.00%, 09/15/28	40	53,278
Series S, 5.00%, 05/01/28 (Call 05/01/26)	260	321,823
Series V, 5.00%, 05/01/32 (Call 05/01/28)	50	64,798
State of Ohio RB
Series A, 5.00%, 04/01/28	115	149,584
Series C, 5.00%, 12/01/28 (Call 12/01/26)	135	168,344
		1,835,911
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/28	25	32,721
Oklahoma Department of Transportation RB, Series A, 5.00%, 09/01/28	50	65,322
		98,043
Oregon — 1.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/29 (Call 06/15/28)	145	190,607
City of Portland OR Sewer System Revenue RB, Series A, 5.00%, 05/01/28 (Call 05/01/26)	100	123,135
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/28 (GTD)(a)	90	83,492
State of Oregon GO
5.00%, 06/01/28	155	205,052
Series A, 5.00%, 05/01/28	40	52,834
Series Q, 5.00%, 05/01/28 (Call 05/01/26)	60	74,091
		729,211
Pennsylvania — 2.0%
City of Philadelphia PA Water & Wastewater Revenue RB, Series B, 5.00%, 11/01/28 (Call 11/01/27)	100	127,919
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/28 (Call 01/01/27)	250	314,575
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	250	311,030
Series 1, 5.00%, 02/01/28 (Call 02/01/26)	140	170,863
County of Chester PA GO, Series A, 4.00%, 07/15/28 (Call 07/15/26)	75	89,150
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/28 (AGM)	100	134,626
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/28 (Call 09/01/27) (AGM)	30	38,079
		1,186,242
Rhode Island — 0.3%
State of Rhode Island GO, Series B, 5.00%, 08/01/28 (Call 08/01/27)	125	159,962

South Carolina — 1.0%
County of Beaufort SC GO, Series A, 5.00%, 02/01/28 (Call 02/01/27) (SAW)	120	152,000
County of Charleston SC GO, Series B, 5.00%, 11/01/28	100	134,074
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/29 (Call 10/01/28)	130	168,173
State of South Carolina GO, Series A, 5.00%, 04/01/28 (Call 10/01/27) (SAW)	110	142,820
		597,067
Tennessee — 2.2%
City of Clarksville TN Water Sewer & Gas Revenue RB, 5.00%, 02/01/28 (Call 02/01/26)	100	121,997
Security	Par (000)	Value

Tennessee (continued)
City of Memphis TN Sanitary Sewerage System Revenue RB, Series B, 5.00%, 10/01/28	$175	$232,584
County of Hamilton TN GO, Series A, 5.00%, 04/01/28.	50	65,814
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/28 (Call 05/15/27)	60	76,634
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	85	101,000
5.00%, 01/01/28 (Call 07/01/26)	170	211,590
5.00%, 07/01/32 (Call 07/01/28)	25	32,538
State of Tennessee GO, Series A, 5.00%, 02/01/32 (Call 02/01/28)	75	96,563
Tennessee State School Bond Authority RB
Series A, 5.00%, 11/01/28 (Call 11/01/27).	50	64,760
Series B, 5.00%, 11/01/28 (Call 11/01/27)	220	284,944
		1,288,424
Texas — 12.5%
Aldine Independent School District GO, 5.00%, 02/15/28 (Call 02/15/27) (PSF)	90	113,760
Alvin Independent School District/TX GO, Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	70	86,195
Austin Independent School District GO
5.00%, 08/01/28 (Call 08/01/26) (PSF),.	100	124,964
5.00%, 08/01/31 (Call 08/01/28) (PSF),.	200	261,534
Board of Regents of the University of Texas System RB, Series H, 5.00%, 08/15/28 (Call 08/15/26)	75	93,366
City of Austin TX GOL, 5.00%, 09/01/28	235	311,883
City of Austin TX Water & Wastewater System Revenue RB, 5.00%, 11/15/28 (Call 11/15/26)	175	220,677
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/28 (Call 10/01/27)	150	193,158
Series C, 5.00%, 10/01/29 (Call 10/01/28)	50	66,021
City of Houston TX Combined Utility System Revenue RB
Series A, 0.00%, 12/01/28 (AGM)(a),.	120	110,490
Series B, 5.00%, 11/15/28 (Call 11/15/27)	105	135,652
Series D, 5.00%, 11/15/30 (Call 11/15/28)	115	152,367
City of Houston TX GOL, Series A, 5.00%, 03/01/28	150	195,786
City of Lewisville TX GOL, 5.00%, 02/15/30 (Call 02/15/28)	75	96,459
City of San Antonio TX Electric & Gas Systems Revenue RB
4.00%, 02/01/28 (Call 08/01/26)	50	59,288
5.00%, 02/01/28 (Call 08/01/26)	100	124,350
City of San Antonio TX GOL, 5.00%, 08/01/28 (Call 08/01/27)	85	108,962
Fort Bend Independent School District GO
Series B, 4.00%, 02/15/32 (Call 02/15/28) (PSF),	60	73,227
Series C, 5.00%, 08/15/28 (PSF),	50	66,457
Frisco Independent School District GO, 5.00%, 08/15/28 (PSF)	300	396,660
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30 (Call 04/01/28)	130	168,083
Grand Prairie Independent School District GO, Series A, 5.00%, 02/15/28 (Call 08/15/26) (PSF)	50	61,998
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/32 (Call 02/15/28)	105	134,520
Houston Independent School District GOL, 5.00%, 07/15/29 (Call 07/15/28)	100	130,958
Katy Independent School District GO, 5.00%, 02/15/31 (Call 02/15/28) (PSF)	100	129,397
Killeen Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	115	148,905
Klein Independent School District GO, 5.00%, 08/01/28 (Call 08/01/26) (PSF)	65	81,751

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Laredo Independent School District GO, 5.00%, 08/01/28 (Call 08/01/27) (PSF)	$110	$140,525
Leander Independent School District GO, Series A, 5.00%, 08/15/31 (Call 02/15/28) (PSF)	190	244,167
Lewisville Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	100	130,557
Lone Star College System GOL, 5.00%, 02/15/28 (Call 02/15/26)	15	18,361
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	95	117,492
North Texas Tollway Authority RB
First Series, 0.00%, 01/01/28(a)	120	112,357
Series B, 5.00%, 01/01/28	170	218,139
Northside Independent School District GO, 5.00%, 08/15/28 (Call 08/15/27) (PSF)	150	193,489
Pflugerville Independent School District GO, Series A, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	55	71,172
Richardson Independent School District GO, 5.00%, 02/15/30 (Call 02/15/28) (PSF)	200	257,856
Round Rock Independent School District GO
5.00%, 08/01/31 (Call 08/01/28) (PSF),.	105	136,860
Series A, 5.00%, 08/01/28 (PSF),	145	192,032
San Antonio Independent School District/TX GO
5.00%, 08/15/29 (Call 08/15/28) (PSF),.	100	131,130
5.00%, 08/15/32 (Call 08/15/28) (PSF),.	200	259,588
Spring Independent School District GO, 5.00%, 08/15/32 (Call 08/15/28) (PSF)	45	58,028
State of Texas GO, Series A, 5.00%, 08/01/29 (Call 08/01/28)	150	197,799
Temple Independent School District/TX GO, 4.00%, 02/01/28 (Call 02/01/27) (PSF)	110	132,190
Texas A&M University RB, Series E, 5.00%, 05/15/28 (Call 05/15/27)	100	127,866
Texas Water Development Board RB
Series A, 5.00%, 10/15/31 (Call 04/15/28)	100	130,051
Series B, 5.00%, 04/15/28	100	131,595
Series B, 5.00%, 10/15/29 (Call 10/15/28)	35	46,534
Series B, 5.00%, 04/15/31 (Call 10/15/28)	85	112,435
Series B, 5.00%, 10/15/31 (Call 10/15/28)	200	264,162
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/32 (Call 08/01/28)	100	129,419
		7,400,672
Utah — 1.0%
Alpine School District/UT GO, Series B, 5.00%, 03/15/28 (Call 03/15/27) (GTD)	75	95,440
City of Provo UT GO, 5.00%, 02/01/30 (Call 08/01/28)	100	130,793
State of Utah GO, 5.00%, 07/01/28	125	166,261
University of Utah (The) RB, Series B-1, 5.00%, 08/01/28 (Call 08/01/27) (SAP)	125	160,974
Utah Water Finance Agency RB, Series A, 5.00%, 03/01/28 (Call 03/01/27)	35	44,202
		597,670
Virginia — 3.6%
Commonwealth of Virginia GO, Series A, 5.00%, 06/01/30 (Call 06/01/28)	195	257,160
County of Arlington VA GO, 5.00%, 08/15/29 (Call 08/15/28)	125	166,610
County of Fairfax VA GO
Series A, 5.00%, 10/01/28 (Call 04/01/28) (SAW),.	25	32,906
Series A, 5.00%, 10/01/30 (Call 04/01/28) (SAW),.	100	131,165
Virginia College Building Authority RB
5.00%, 02/01/28 (Call 02/01/27)	110	139,334
Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 09/01/28 (Call 09/01/26)	$80	$100,020
Series B, 5.00%, 02/01/28	55	72,071
Series E, 5.00%, 02/01/29 (Call 02/01/28)	160	208,374
Series E, 5.00%, 02/01/30 (Call 02/01/28)	100	129,346
Virginia Commonwealth Transportation Board RB, 5.00%, 03/15/32 (Call 09/15/28)	85	110,676
Virginia Public Building Authority RB, Series A, 5.00%, 08/01/28.	200	265,390
Virginia Public School Authority RB
5.00%, 03/01/28 (SAW),	20	26,299
Series B, 5.00%, 08/01/28 (Call 08/01/27) (SAW),.	165	211,636
Virginia Resources Authority RB
Series A, 5.00%, 11/01/28	80	106,973
Series A, 5.00%, 11/01/30 (Call 11/01/28).	115	153,747
		2,111,707
Washington — 4.5%
Auburn School District No. 408 of King & Pierce Counties GO, 5.00%, 12/01/28 (Call 12/01/27) (GTD)	40	51,770
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/28 (Call 11/01/26)	100	124,799
City of Everett WA Water & Sewer Revenue RB, 5.00%, 12/01/28 (Call 12/01/26)	50	62,479
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/28 (Call 07/01/27)	150	182,091
City of Seattle WA Municipal Light & Power Revenue RB
Series B, 5.00%, 04/01/28 (Call 04/01/26)	70	86,221
Series C, 4.00%, 10/01/28 (Call 10/01/26)	30	35,763
City of Tacoma WA Electric System Revenue RB, 5.00%, 01/01/28 (Call 01/01/27)	30	37,909
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/28 (GTD)	130	173,489
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/28	100	132,240
Series B, 5.00%, 07/01/29 (Call 07/01/28)	110	144,294
County of Spokane WA GOL, Series B, 5.00%, 12/01/28	130	173,606
Energy Northwest RB
5.00%, 07/01/28	330	435,828
Series A, 5.00%, 07/01/28 (Call 07/01/27)	50	64,275
Series C, 5.00%, 07/01/30 (Call 07/01/28)	115	150,946
King County School District No. 405 Bellevue GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	10	12,561
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/28 (Call 06/01/26) (GTD)	50	59,144
State of Washington GO
Series 2017-A, 5.00%, 08/01/28 (Call 08/01/26).	120	149,365
Series B, 5.00%, 08/01/28 (Call 08/01/26)	90	112,024
Series C, 0.00%, 06/01/28 (NPFGC)(a),.	75	70,084
Series C, 5.00%, 02/01/30 (Call 02/01/28)	75	97,009
Series D, 5.00%, 02/01/31 (Call 02/01/28)	80	103,409
Series R, 5.00%, 08/01/28 (Call 08/01/26)	130	161,812
Washington State University RB, 5.00%, 10/01/28 (Call 04/01/26)	50	60,884
		2,682,002
West Virginia — 1.3%
State of West Virginia GO
Series A, 5.00%, 06/01/28	60	79,223
Series B, 5.00%, 06/01/31 (Call 06/01/28)	235	305,169
Series B, 5.00%, 12/01/32 (Call 06/01/28)	75	96,866
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/28 (Call 09/01/27)	160	203,322

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

West Virginia (continued)
West Virginia State School Building Authority Lottery Revenue RB, Series A, 5.00%, 07/01/30 (Call 07/01/28)	$75	$97,123
		781,703
Wisconsin — 0.5%
State of Wisconsin GO
Series 2, 5.00%, 11/01/28 (Call 05/01/26)	125	154,650
Series 3, 5.00%, 11/01/28 (Call 05/01/27)	125	160,540
		315,190
Total Municipal Debt Obligations — 98.7%
(Cost: $56,287,084)		58,667,802

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	182	182,248

Total Short-Term Investments — 0.3%
(Cost: $182,238)		182,248

Total Investments in Securities — 99.0%
(Cost: $56,469,322)		58,850,050

Other Assets, Less Liabilities — 1.0%		616,276

Net Assets — 100.0%		$59,466,326

(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$282,394	$—	$(100,179	(a)	$5	$28	$182,248	182	$7	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$58,667,802	$—	$58,667,802
Money Market Funds	182,248	—	—	182,248
	$182,248	$58,667,802	$—	$58,850,050

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	GTD	Guaranteed
COP	Certificates of Participation	MO	Moral Obligation
GO	General Obligation	NPFGC	National Public Finance Guarantee Corp.
GOL	General Obligation Limited	PR	Prerefunded

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2028 Term Muni Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Portfolio Abbreviations - Fixed Income (continued)

PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding